Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Apr. 30, 2026	Apr. 30, 2025
US [Member] | Period End RMB US Exchange Rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.01	0.01
US [Member] | Six Months End Average RMB US Exchange Rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.01	0.01
RMB [Member] | Period End RMB US Exchange Rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.068628	0.072014
RMB [Member] | Six Months End Average RMB US Exchange Rates [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.069788	0.071825